Leases (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Summary of Right-of use assets
Right-of
use assets consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Buildings	12,409	9,028
Laboratory equipment	392	669
IT and telecommunication	90	177
Vehicles	126	74
Other assets	16	34

Total	13,033	9,982

Details of Lease liabilities
Lease liabilities consist of the following:

	As of
	December 31, 2022	December 31, 2021
	(Euros in thousands)
Lease liabilities – current	2,159	2,711
Lease liabilities – non-current	12,403	7,142

Total	14,562	9,853

Summary of expenses related to right-of-use assets and lease liabilities
Expenses related to
right-of-use
assets and lease liabilities consist of the following:

	Year ended December 31,
Depreciation charges of right-of-use assets	2022	2021	2020
	(Euros in thousands)
Buildings	(3,151)	(2,199)	(2,036)
Laboratory equipment	(277)	(162)	—
IT and telecommunication	(103)	(98)	(101)
Vehicles	(66)	(59)	(50)
Other assets	(23)	(8)	(8)

Total	(3,620)	(2,526)	(2,195)

Interest expenses from leases	(613)	(288)	(260)
Expenses relating to short-term leases and low-value assets (included in administrative expenses)	(190)	(95)	(51)